Other Payables and Accruals (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 SGD ($)
Other Payables and Accruals [Abstract]
Provision for legal claims	$ 38,637	$ 50,000	$ 200,000